Prepaid Expenses and Other Current Assets (Details) - Schdule of prepaid expenses and other current assets ¥ in Thousands, $ in Thousands		Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schdule Of Prepaid Expenses And Other Current Assets Abstract
VAT recoverable		¥ 10,547	$ 1,575	¥ 12,454
Prepaid expense		8,796	1,313	8,553
Prepayment for property and equipment		19,000	2,837	19,000
Investment disposal receivable	[1]	30,000	4,479	30,000
Advance to Weiliantong	[2]			86,858
Loan receivable	[3]	15,000	2,239	8,000
Other receivables		1,227	183	544
Prepaid expenses and other current assets, net		¥ 84,570	$ 12,626	¥ 165,409

[1]	The Company invested RMB 30,000 in Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021 (Note 17), one of the shareholders of Yieryi bought such equity interest back from the Company for RMB 30,000
[2]	As of December 31, 2021, the balance represented advance of RMB 86,858 to Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”) related to the acquisition (Note 17), which was offset against acquisition consideration as of June 30, 2022.
[3]

On October 20, 2021, the Company lent RMB80,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from October 20, 2021 to December 31, 2022 with annual interest rate of 2.4% from October 20, 2021 to December 31, 2021 and annual interest rate of 6.0% from January 1, 2022 to December 31, 2022.

On April 11, 2022, the Company lent RMB7,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from April 11, 2022 to December 31, 2023 with annual interest rate of 2.4% from April 11, 2022 to December 31, 2022 and annual interest rate of 6.0% from January 1, 2023 to December 31, 2023.